T. ROWE PRICE Science & Technology Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.7%
CONSUMER/RETAIL 0.3%
Consumer Brands 0.2%
JAND, Class A, Acquisition Date: 3/9/18, Cost $10,321 (1)(2)(3) 656,699 16,109
16,109
Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $11,621
(INR) (1)(2)(3) 7,289 12,881
12,881
Total Consumer/Retail 28,990
ENERGY 0.7%
Energy 0.7%
Array Technologies (2) 2,237,393 66,719
Total Energy 66,719
FINANCIAL SERVICES 2.1%
Payments 2.1%
Visa, Class A  960,900 203,451
Total Financial Services 203,451
HARDWARE 2.7%
Enterprise Hardware 2.7%
Pure Storage, Class A (2) 12,036,988 259,277
Total Hardware 259,277
HEALTHCARE 1.0%
Medical Devices & Equipment & Supplies 1.0%
Intuitive Surgical (2) 136,386 100,781
Total Healthcare 100,781
INTERNET 51.2%
China Internet Media/Advertising 1.0%
58.com (1)(2) 8,367,978 —
Baidu, ADR (2) 429,251 93,384
Kuaishou Technology (HKD) (2) 208,200 7,231
100,615
China Internet Retail 4.2%
Alibaba Group Holding, ADR (2) 1,813,899 411,265
411,265
China Internet Services 5.9%
Tongcheng-Elong Holdings (HKD) (2) 36,941,600 83,610

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Trip.com Group, ADR (2) 12,617,843 500,045
583,655
Rest of World Internet Media/Advertising 2.5%
Mail.Ru Group, GDR (2) 10,774,313 246,165
246,165
Rest of World Internet Retail 7.0%
boohoo Group (GBP) (2) 23,780,921 111,352
Coupang (2)(4) 245,520 12,116
Coupang, Class A, Acquisition Date: 1/9/15, Cost $6,172 (2)(3) 2,183,050 102,347
Zalando (EUR) (2) 4,724,431 462,936
688,751
Rest of World Internet Services 3.8%
Delivery Hero (EUR) (2)(4) 1,628,669 211,103
Naspers, N Shares (ZAR)  679,710 162,798
373,901
U.S. Internet Media/Advertising 14.7%
Alphabet, Class C (2) 363,765 752,495
Facebook, Class A (2)(4) 2,360,429 695,217
1,447,712
U.S. Internet Retail 7.7%
Amazon.com (2) 158,214 489,527
Etsy (2) 775,833 156,462
Wayfair, Class A (2)(4) 365,773 115,127
761,116
U.S. Internet Services 4.4%
Airbnb, Class B, Acquisition Date: 7/14/15, Cost $12,110 (2)(3) 260,170 46,452
Booking Holdings (2) 137,826 321,112
DoorDash, Class A (2)(4) 372,837 48,890
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $6,582 (1)(2)(3) 142,054 17,757
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $344 (1)
(2)(3) 7,421 928
435,139
Total Internet 5,048,319
IT SERVICES 1.6%
IT Services 1.6%
VeriSign (2) 461,632 91,754
Wix.com (2) 214,008 59,755
Total IT Services 151,509

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
MEDIA & ENTERTAINMENT 1.2%
Live Entertainment 0.7%
CTS Eventim (EUR) (2) 1,226,746 71,240
71,240
Video Gaming 0.5%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $36,798 (1)(2)(3) 55,791 49,375
49,375
Total Media & Entertainment 120,615
SEMICONDUCTORS 10.0%
Memory 4.9%
Micron Technology (2) 3,044,007 268,512
Samsung Electronics (KRW)  2,993,507 216,564
485,076
Processors 3.3%
QUALCOMM  1,173,517 155,597
Xilinx  1,384,400 171,527
327,124
Semiconductor Capital Equipment 1.8%
Applied Materials  1,279,685 170,966
170,966
Total Semiconductors 983,166
SOFTWARE 22.2%
Back-Office Applications Software 1.3%
Intuit  195,477 74,879
Workday, Class A (2) 223,156 55,439
130,318
Collaboration and Productivity Software 3.6%
Slack Technologies, Class A (2) 1,113,500 45,241
TeamViewer (EUR) (2) 1,950,407 83,412
Zoom Video Communications, Class A (2) 711,138 228,482
357,135
Front-Office Applications Software 5.2%
salesforce.com (2) 2,414,268 511,511
511,511
Infrastructure And Developer Tool Software 8.9%
Citrix Systems  2,894,406 406,259
Microsoft  1,992,800 469,842
876,101

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Security Software 3.2%
Fortinet (2) 399,070 73,596
McAfee, Class A  4,010,721 91,204
NortonLifeLock  7,183,859 152,729
317,529
Total Software 2,192,594
TELECOM EQUIPMENT 0.7%
Wireline Equipment 0.7%
Cisco Systems  1,244,400 64,348
Total Telecom Equipment 64,348
Total Common Stocks (Cost $6,359,405) 9,219,769
CONVERTIBLE PREFERRED STOCKS 1.8%
CONSUMER/RETAIL 0.4%
Consumer Brands 0.2%
JAND, Series E, Acquisition Date: 3/9/18, Cost $12,732 (1)(2)(3) 810,105 19,872
19,872
Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $14,605
(INR) (1)(2)(3) 4,539 14,734
14,734
Total Consumer/Retail 34,606
INDUSTRIALS 0.6%
Transportation Technology Services 0.6%
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $21,889 (1)(2)(3) 1,199,400 31,604
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)(2)
(3) 298,258 25,611
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $3,833 (1)(2)(3) 139,768 6,161
Total Industrials 63,376
INTERNET 0.7%
Rest of World Internet Services 0.3%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)(3) 558,273 33,355
33,355

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
U.S. Internet Services 0.4%
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $14,085 (1)(2)(3) 292,877 36,610
36,610
Total Internet 69,965
SOFTWARE 0.1%
Infrastructure And Developer Tool Software 0.1%
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $22,329 (1)
(2)(3) 2,019,933 4,504
Total Software 4,504
Total Convertible Preferred Stocks (Cost $148,439) 172,451
SHORT-TERM INVESTMENTS 4.3%
Money Market Funds 4.3%
T. Rowe Price Treasury Reserve Fund, 0.04% (5)(6) 424,272,021 424,272
Total Short-Term Investments (Cost $424,272) 424,272
SECURITIES LENDING COLLATERAL 1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund, 0.08% (5)(6) 13,480,000 134,800
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 134,800

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.08% (5)(6) 1,691,623 16,916
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 16,916
Total Securities Lending Collateral (Cost $151,716) 151,716
Total Investments in Securities 101.3%
(Cost $7,083,832) $ 9,968,208
Other Assets Less Liabilities (1.3)% (128,095)
Net Assets 100.0% $ 9,840,113
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $418,300 and represents 4.3% of net assets.
(4) All or a portion of this security is on loan at March 31, 2021.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
KRW South Korean Won
ZAR South African Rand

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Pure Storage, Class A  $ — $ — $ —
T. Rowe Price Treasury Reserve Fund, 0.04% — — 75
T. Rowe Price Short-Term Fund, 0.08% — — — ++
Totals $ — # $ — $ 75 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Pure Storage, Class A  $ 324,087 $ — $ — $ *
T. Rowe Price Treasury Reserve
Fund, 0.04% 586,817 ¤ ¤ 424,272
T. Rowe Price Short-Term Fund,
0.08% 31,737 ¤ ¤ 151,716
Total $ 575,988 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $75 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $575,988.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Science & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Science & Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2021, totaled $50,300,000 for the period ended March 31,
2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
F61-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,317,509 $ 1,805,210 $ 97,050 $ 9,219,769
Convertible Preferred Stocks — — 172,451 172,451
Short-Term Investments 424,272 — — 424,272
Securities Lending Collateral 151,716 — — 151,716
Total $ 7,893,497 $ 1,805,210 $ 269,501 $ 9,968,208
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 56,993 $ 22,731 $ 17,326 $ — $ 97,050
Convertible Preferred Stocks 161,255 27,569 — (16,373) 172,451
Total $ 218,248 $ 50,300 $ 17,326 $ (16,373) $ 269,501